Concentrations of Credit Risk (Details) (USD $)	Dec. 31, 2012
Lessors of Nonresidential Buildings [Member]
Concentrations of credit
Tier I Risk Based Capital, Amount	$ 9,523,180
Tier I Capital, Percentage	31.00%
Lessors of Residential Buildings and Dwellings [Member]
Concentrations of credit
Tier I Risk Based Capital, Amount	12,513,446
Tier I Capital, Percentage	40.70%
General Government Support [Member]
Concentrations of credit
Tier I Risk Based Capital, Amount	$ 13,438,717
Tier I Capital, Percentage	43.70%